UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-1810
Oppenheimer Global Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2009

Item 1. Reports to Stockholders.

March 31, 2009

Oppenheimer Global Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Manager

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Holdings

Telefonaktiebolaget LM Ericsson, B Shares	4.6%
Roche Holding AG	2.8
Siemens AG	2.3
Intuit, Inc.	2.2
SAP AG	1.9
Wal-Mart Stores, Inc.	1.9
LVMH Moet Hennessey Louis Vuitton	1.9
Microsoft Corp.	1.9
Juniper Networks, Inc.	1.9
Credit Suisse Group AG	1.8
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

Top Ten Geographical Holdings

United States	35.6%
Japan	12.6
United Kingdom	8.4
Sweden	7.2
Germany	6.7
France	6.6
Switzerland	5.5
Mexico	2.9
Taiwan	2.4
India	2.3
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on the total market value of investments.
10 | OPPENHEIMER GLOBAL FUND

Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on the total market value of investments.
11 | OPPENHEIMER GLOBAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 12/22/69. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
12 | OPPENHEIMER GLOBAL FUND

Class Y shares of the Fund were first publicly offered on 11/17/98. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
13 | OPPENHEIMER GLOBAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions
14 | OPPENHEIMER GLOBAL FUND

described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2008	March 31, 2009	March 31, 2009

Actual
Class A	$1,000.00	$710.90	$5.44
Class B	1,000.00	708.00	8.95
Class C	1,000.00	708.20	8.74
Class N	1,000.00	709.80	6.59
Class Y	1,000.00	712.40	3.64

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.60	6.41
Class B	1,000.00	1,014.51	10.55
Class C	1,000.00	1,014.76	10.30
Class N	1,000.00	1,017.25	7.77
Class Y	1,000.00	1,020.69	4.29
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2009 are as follows:

Class	Expense Ratios

Class A	1.27%
Class B	2.09
Class C	2.04
Class N	1.54
Class Y	0.85
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
15 | OPPENHEIMER GLOBAL FUND

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16 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

	Shares	Value

Common Stocks—97.7%
Consumer Discretionary—16.2%
Automobiles—1.6%
Bayerische Motoren Werke (BMW) AG	1,651,449	$47,612,424
Toyota Motor Corp.	1,841,212	59,052,800

		106,665,224

Hotels, Restaurants & Leisure—3.5%
Aristocrat Leisure Ltd.	1,897,505	4,499,271
Carnival Corp.	4,528,132	97,807,651
International Game Technology	1,608,961	14,834,620
McDonald’s Corp.	2,191,000	119,562,870
Shuffle Master, Inc.[1]	2,338,200	6,710,634

		243,415,046

Household Durables—1.6%
Sony Corp.	5,354,428	109,788,702
Media—3.3%
Dish TV India Ltd.[1]	10,934,339	5,229,562
Grupo Televisa SA, Sponsored GDR	6,427,988	87,677,756
Sirius XM Radio, Inc.[1]	49,490,123	17,321,543
Walt Disney Co. (The)	4,983,200	90,494,912
Wire & Wireless India Ltd.[1]	9,886,622	2,418,950
Zee Entertainment Enterprises Ltd.	12,047,984	25,178,875

		228,321,598

Specialty Retail—2.7%
Hennes & Mauritz AB, Cl. B	444,106	16,695,714
Industria de Diseno Textil SA	2,579,200	100,574,648
Tiffany & Co.	3,347,778	72,178,094

		189,448,456

Textiles, Apparel & Luxury Goods—3.5%
Bulgari SpA	7,237,700	31,829,071
Burberry Group plc	6,030,519	24,172,695
LVMH Moet Hennessey Louis Vuitton	2,130,510	133,859,218
Tod’s SpA	1,185,704	50,520,849

		240,381,833

Consumer Staples—9.6%
Beverages—2.3%
Diageo plc	3,649,949	41,189,843
Fomento Economico Mexicano SA de CV, UBD	29,212,538	74,160,457
Grupo Modelo SA de CV, Series C	14,222,376	43,073,768

		158,424,068

Food & Staples Retailing—3.7%
Seven & I Holdings Co. Ltd.	1,612,463	35,601,084
Tesco plc	17,677,470	84,564,934
Wal-Mart Stores, Inc.	2,579,900	134,412,790

		254,578,808

Food Products—1.1%
Cadbury plc	7,971,754	60,279,427
Unilever plc	1,042,340	19,711,942

		79,991,369

Household Products—2.5%
Colgate-Palmolive Co.	1,503,000	88,646,940
Reckitt Benckiser Group plc	2,302,709	86,532,483

		175,179,423

Energy—5.1%
Energy Equipment & Services—2.3%
Technip SA	2,209,140	77,857,003
Transocean Ltd.[1]	1,420,658	83,591,517

		161,448,520

Oil, Gas & Consumable Fuels—2.8%
BP plc, ADR	1,399,958	56,138,316
F1 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Oil, Gas & Consumable Fuels Continued
Husky Energy, Inc.	3,228,066	$68,488,869
Total SA	1,385,922	68,912,180

		193,539,365

Financials—11.1%
Capital Markets—2.9%
3i Group plc	4,168,420	16,208,595
Credit Suisse Group AG	4,101,598	124,405,636
State Street Corp.	233,500	7,187,130
UBS AG1	5,627,967	53,464,619

		201,265,980

Commercial Banks—2.7%
HSBC Holdings plc	14,121,262	78,885,052
Societe Generale, Cl. A	969,973	38,016,931
Sumitomo Mitsui Financial Group, Inc.	2,020,800	71,284,992

		188,186,975

Consumer Finance—0.8%
SLM Corp.[1]	10,625,824	52,597,829
Diversified Financial Services—1.1%
Investor AB, B Shares[2]	5,855,746	74,270,813
Insurance—3.4%
AFLAC, Inc.	2,315,300	44,824,208
Allianz SE	1,131,477	95,593,849
Prudential plc	10,643,859	51,288,773
Sony Financial Holdings, Inc.	5,644	15,113,317
XL Capital Ltd., Cl. A	5,617,300	30,670,458

		237,490,605

Thrifts & Mortgage Finance—0.2%
Housing Development Finance Corp. Ltd.	402,400	11,299,290
Health Care—8.1%
Biotechnology—1.6%
Basilea Pharmaceutica AG1	114,144	7,119,585
InterMune, Inc.[1]	1,272,300	20,916,612
NicOx SA1	949,512	11,050,959
Regeneron Pharmaceuticals, Inc.[1]	801,562	11,109,649
Seattle Genetics, Inc.[1]	2,788,768	27,497,252
Theravance, Inc.[1]	1,996,345	33,937,865

		111,631,922

Health Care Equipment & Supplies—0.4%
Swiss Medical SA1,3,4	960,000	19,939,655
Zimmer Holdings, Inc.[1]	250,000	9,125,000

		29,064,655

Health Care Providers & Services—1.8%
Aetna, Inc.	3,394,599	82,590,594
WellPoint, Inc.[1]	1,118,065	42,452,928

		125,043,522

Pharmaceuticals—4.3%
Roche Holding AG	1,431,895	196,487,744
Sanofi-Aventis SA	1,304,253	73,191,903
Schering-Plough Corp.	295,400	6,956,670
Shionogi & Co. Ltd.	934,380	16,064,299

		292,700,616

Industrials—12.8%
Aerospace & Defense—3.6%
Boeing Co.	938,584	33,394,819
Embraer-Empresa Brasileira de Aeronautica SA, ADR	3,347,196	44,417,291
European Aeronautic Defense & Space Co.	5,319,618	61,912,729
Lockheed Martin Corp.	686,110	47,362,173
Raytheon Co.	1,627,284	63,366,439

		250,453,451

Air Freight & Logistics—0.8%
TNT NV	3,377,200	57,792,042
F2 | OPPENHEIMER GLOBAL FUND

	Shares	Value

Building Products—1.3%
Assa Abloy AB, Cl. B	9,653,371	$90,433,556
Commercial Services & Supplies—0.8%
Secom Co. Ltd.	1,499,900	55,521,766
Electrical Equipment—1.2%
Emerson Electric Co.	1,777,520	50,801,522
Mitsubishi Electric Corp.	6,538,000	29,758,333

		80,559,855

Industrial Conglomerates—4.6%
3M Co.	1,842,400	91,604,128
Koninklijke (Royal) Philips Electronics NV2	4,501,821	66,270,978
Siemens AG	2,786,387	160,074,633

		317,949,739

Machinery—0.5%
Fanuc Ltd.	486,100	33,315,018
Information Technology—30.9%
Communications Equipment—8.3%
Corning, Inc.	6,743,598	89,487,545
Juniper Networks, Inc.[1]	8,546,592	128,711,676
Tandberg ASA	2,447,936	36,098,696
Telefonaktiebolaget LM Ericsson, B Shares	39,305,707	319,406,250

		573,704,167

Electronic Equipment & Instruments—4.2%
Hoya Corp.	3,827,716	75,769,239
Keyence Corp.	352,276	66,245,097
Kyocera Corp.	597,800	39,985,601
Murata Manufacturing Co. Ltd.	2,144,804	82,922,513
Nidec Corp.	642,308	29,133,881

		294,056,331

Internet Software & Services—1.5%
eBay, Inc.[1]	8,264,808	103,805,988
IT Services—3.4%
Automatic Data Processing, Inc.	3,185,000	111,984,600
Infosys Technologies Ltd.	4,592,293	119,833,186

		231,817,786

Semiconductors & Semiconductor Equipment—5.0%
Altera Corp.	4,886,118	85,751,371
Linear Technology Corp.	1,388,430	31,906,121
Maxim Integrated Products, Inc.	4,964,155	65,576,488
MediaTek, Inc.	8,963,111	84,862,763
Taiwan Semiconductor Manufacturing Co. Ltd.	52,017,920	79,208,041

		347,304,784

Software—8.5%
Adobe Systems, Inc.[1]	4,813,154	102,953,364
Intuit, Inc.[1]	5,573,630	150,488,010
Microsoft Corp.	7,252,602	133,230,299
Nintendo Co. Ltd.	223,900	65,677,689
SAP AG	3,771,192	134,680,060

		587,029,422

Telecommunication Services—3.0%
Wireless Telecommunication Services—3.0%
KDDI Corp.	20,924	98,736,052
Turkcell Iletisim Hizmetleri AS, ADR	3,040,211	37,364,193
Vodafone Group plc	40,318,619	70,436,443

		206,536,688

Utilities—0.9%
Electric Utilities—0.9%
Fortum Oyj	3,473,300	66,220,063

Total Common Stocks (Cost $8,824,643,196)		6,761,235,275
F3 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Preferred Stocks—1.4%
Bayerische Motoren Werke AG, Preference	1,826,351	$31,714,307
Companhia de Bebidas das Americas, Sponsored ADR, Preference	1,397,610	66,735,878

Total Preferred Stocks (Cost $79,094,061)		98,450,185

	Principal
	Amount

Convertible Corporate Bonds and Notes—0.1%
Theravance, Inc., 3% Cv. Sub. Nts., 1/15/15 (Cost $12,254,000)	$12,254,000	9,604,073

	Shares

Investment Company—0.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.80%[4,5] (Cost $48,778,393)	48,778,393	48,778,393

		Value

Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $8,964,769,650)		$6,918,067,926

	Shares

Investments Purchased with Cash Collateral from Securities Loaned—1.2%[6]
OFI Liquid Assets Fund, LLC, 0.92%[4,5] (Cost $79,862,826)	79,862,826	79,862,826

Total Investments, at Value (Cost $9,044,632,476)	101.1%	6,997,930,752
Liabilities in Excess of Other Assets	(1.1)	(78,924,226)

Net Assets	100.0%	$6,919,006,526

Footnotes to Statement of Investments
1.	Non-income producing security.

2.	Partial or fully-loaned security. See Note 7 of accompanying Notes.

3.	Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2009 was $19,939,655, which represents 0.29% of the Fund’s net assets, all of which is considered restricted. See Note 6 of accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Dates	Cost	Value	Depreciation

Swiss Medical SA	5/19/94-7/10/02	$30,390,000	$19,939,655	$10,450,345

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2008	Additions	Reductions	March 31, 2009

OFI Liquid Assets Fund, LLC	—	837,981,928	758,119,102	79,862,826
Oppenheimer Institutional Money Market Fund, Cl. E	—	394,248,931	345,470,538	48,778,393
Swiss Medical SA	960,000	—	—	960,000
F4 | OPPENHEIMER GLOBAL FUND

	Value	Income

OFI Liquid Assets Fund, LLC	$79,862,826	$1,236,707	[a]
Oppenheimer Institutional Money Market Fund, Cl. E	48,778,393	91,014
Swiss Medical SA	19,939,655	—

	$148,580,874	$1,327,721

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.
5.	Rate shown is the 7-day yield as of March 31, 2009.

6.	The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7 of accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of March 31, 2009:

	Investments	Other Financial
Valuation Description	in Securities	Instruments*

Level 1—Quoted Prices	$5,003,110,786	$—
Level 2—Other Significant Observable Inputs	1,974,880,311	47,262
Level 3—Significant Unobservable Inputs	19,939,655	—

Total	$6,997,930,752	$47,262

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
Foreign Currency Exchange Contracts as of March 31, 2009 are as follows:

		Contract
Contract		Amount		Expiration		Unrealized	Unrealized
Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

British Pound Sterling (GBP)	Buy	1,493	GBP	4/1/09	$2,142,420	$7,080	$—
Euro (EUR)	Sell	1,149	EUR	4/1/09	1,526,962	—	11,037
Euro (EUR)	Buy	691	EUR	4/1/09	918,492	6,639	—
Japanese Yen (JPY)	Sell	457,308	JPY	4/1/09-4/2/09	4,619,971	44,580	—

Total unrealized appreciation and depreciation						$58,299	$11,037

F5 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Distribution of investments representing geographic holdings,as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

United States	$2,493,427,143	35.6%
Japan	883,970,383	12.6
United Kingdom	589,408,503	8.4
Sweden	500,806,333	7.2
Germany	469,675,273	6.7
France	464,800,923	6.6
Switzerland	381,477,584	5.5
Mexico	204,911,981	2.9
Taiwan	164,070,804	2.4
India	163,959,863	2.3
The Netherlands	124,063,020	1.8
Brazil	111,153,169	1.6
Spain	100,574,648	1.4
Italy	82,349,920	1.2
Canada	68,488,869	1.0
Finland	66,220,063	1.0
Turkey	37,364,193	0.5
Norway	36,098,696	0.5
Cayman Islands	30,670,458	0.4
Argentina	19,939,655	0.3
Australia	4,499,271	0.1

Total	$6,997,930,752	100.0%

See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
March 31, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $8,885,601,257)	$6,849,349,878
Affiliated companies (cost $159,031,219)	148,580,874

6,997,930,752
Cash	5,026,724
Cash—foreign currencies (cost $2,954,236)	2,954,236
Unrealized appreciation on foreign currency exchange contracts	58,299
Receivables and other assets:
Interest and dividends	26,133,502
Investments sold	9,500,418
Shares of beneficial interest sold	1,280,310
Other	2,068,276

Total assets	7,044,952,517

Liabilities
Return of collateral for securities loaned	79,862,826
Unrealized depreciation on foreign currency exchange contracts	11,037
Payables and other liabilities:
Investments purchased	22,669,521
Shares of beneficial interest redeemed	9,865,797
Distribution and service plan fees	3,887,864
Trustees’ compensation	2,316,240
Transfer and shareholder servicing agent fees	1,902,006
Shareholder communications	500,148
Foreign capital gains tax	369,185
Other	4,561,367

Total liabilities	125,945,991

Net Assets	$6,919,006,526

Composition of Net Assets
Paid-in capital	$9,335,515,244
Accumulated net investment loss	(28,630,223)
Accumulated net realized loss on investments and foreign currency transactions	(342,008,889)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,045,869,606)

Net Assets	$6,919,006,526

F7 | OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $5,284,103,729 and 151,414,430 shares of beneficial interest outstanding)	$34.90
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$37.03
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $315,886,582 and 9,761,839 shares of beneficial interest outstanding)	$32.36
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $541,081,645 and 16,442,642 shares of beneficial interest outstanding)	$32.91
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $159,367,166 and 4,584,808 shares of beneficial interest outstanding)	$34.76
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $618,567,404 and 17,702,011 shares of beneficial interest outstanding)	$34.94
See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended March 31, 2009

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $1,911,330)	$69,727,466
Affiliated companies	91,014
Income from investment of securities lending cash collateral, net affiliated companies	1,236,707
Interest	272,615

Total investment income	71,327,802

Expenses
Management fees	25,637,770
Distribution and service plan fees:
Class A	6,915,739
Class B	1,812,095
Class C	3,085,331
Class N	449,730
Transfer and shareholder servicing agent fees:
Class A	9,619,336
Class B	898,262
Class C	1,011,023
Class N	622,337
Class Y	450,889
Shareholder communications:
Class A	262,538
Class B	83,936
Class C	39,857
Class N	6,429
Class Y	9,646
Custodian fees and expenses	715,157
Trustees’ compensation	231,406
Other	553,594

Total expenses	52,405,075
Less waivers and reimbursements of expenses	(1,174,072)

Net expenses	51,231,003

Net Investment Income	20,096,799
F9 | OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Loss
Net realized loss on:
Investments from unaffiliated companies	$(295,187,611)
Foreign currency transactions	(7,947,708)

Net realized loss	(303,135,319)
Net change in unrealized depreciation on:
Investments (net of foreign capital gains tax of $481,036)	(2,582,355,933)
Translation of assets and liabilities denominated in foreign currencies	(348,993,897)

Net change in unrealized depreciation	(2,931,349,830)

Net Decrease in Net Assets Resulting from Operations	$(3,214,388,350)

See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2009	September 30,
	(Unaudited)	2008

Operations
Net investment income	$20,096,799	$169,134,922
Net realized gain (loss)	(303,135,319)	877,126,078
Net change in unrealized appreciation (depreciation)	(2,931,349,830)	(5,765,868,844)

Net decrease in net assets resulting from operations	(3,214,388,350)	(4,719,607,844)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(135,870,553)	(115,331,022)
Class B	(3,459,406)	(153,434)
Class C	(7,411,198)	(2,667,392)
Class N	(3,186,405)	(1,954,347)
Class Y	(20,544,759)	(12,767,577)

	(170,472,321)	(132,873,772)

Distributions from net realized gain:
Class A	(453,288,072)	(780,584,788)
Class B	(30,683,827)	(66,677,451)
Class C	(51,425,122)	(91,625,249)
Class N	(14,721,346)	(26,175,101)
Class Y	(52,113,256)	(60,354,120)

	(602,231,623)	(1,025,416,709)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(316,794,677)	(753,418,048)
Class B	(50,976,048)	(289,500,127)
Class C	(60,538,169)	(120,074,435)
Class N	(14,926,091)	(50,144,785)
Class Y	140,485,646	141,888,775

	(302,749,339)	(1,071,248,620)

Net Assets
Total decrease	(4,289,841,633)	(6,949,146,945)
Beginning of period	11,208,848,159	18,157,995,104

End of period (including accumulated net investment income (loss) of $(28,630,223) and $121,745,299, respectively)	$6,919,006,526	$11,208,848,159

See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2009				Year Ended September 30,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$54.88	$81.53	$72.17	$66.16	$52.64	$44.32

Income (loss) from investment operations:
Net investment income	.11[1]	.83 [1]	.54 [1]	.42 [1]	.39 [1]	.21
Net realized and unrealized gain (loss)	(16.07)	(22.19)	13.74	8.04	13.47	8.45

Total from investment operations	(15.96)	(21.36)	14.28	8.46	13.86	8.66

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.93)	(.68)	(.71)	(.43)	(.34)	(.34)
Distributions from net realized gain	(3.09)	(4.61)	(4.21)	(2.02)	—	—

Total dividends and/or distributions to shareholders	(4.02)	(5.29)	(4.92)	(2.45)	(.34)	(.34)

Net asset value, end of period	$34.90	$54.88	$81.53	$72.17	$66.16	$52.64

Total Return, at Net Asset Value[2]	(28.91)%	(27.90)%	20.58%	13.13%	26.40%	19.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,284,104	$8,663,347	$13,935,013	$12,130,083	$10,418,176	$8,232,135

Average net assets (in thousands)	$5,854,665	$11,573,269	$13,298,893	$11,451,054	$9,449,471	$7,542,447

Ratios to average net assets:[3]
Net investment income	0.59%	1.22%	0.71%	0.61%	0.66%	0.48%
Total expenses	1.29%[4]	1.09%[4]	1.05%[4]	1.08%	1.12%	1.15%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.27%	1.09%	1.05%	1.08%	1.12%	1.15%

Portfolio turnover rate	4%	10%	15%	23%	29%	22%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2009	1.29%
Year Ended September 30, 2008	1.09%
Year Ended September 30, 2007	1.05%
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER GLOBAL FUND

	Six Months
	Ended
	March 31, 2009				Year Ended September 30,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$50.67	$75.58	$67.09	$61.72	$49.24	$41.52

Income (loss) from investment operations:
Net investment income (loss)	(.04)[1]	.23 [1]	(.07)[1]	(.14)[1]	(.09)[1]	(.31)
Net realized and unrealized gain (loss)	(14.83)	(20.52)	12.77	7.53	12.57	8.03

Total from investment operations	(14.87)	(20.29)	12.70	7.39	12.48	7.72

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.35)	(.01)	—	—	—	—[2]
Distributions from net realized gain	(3.09)	(4.61)	(4.21)	(2.02)	—	—

Total dividends and/or distributions to shareholders	(3.44)	(4.62)	(4.21)	(2.02)	—	—

Net asset value, end of period	$32.36	$50.67	$75.58	$67.09	$61.72	$49.24

Total Return, at Net Asset Value[3]	(29.20)%	(28.47)%	19.64%	12.26%	25.35%	18.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$315,887	$559,138	$1,182,184	$1,365,386	$1,488,390	$1,329,910

Average net assets (in thousands)	$364,154	$856,275	$1,285,702	$1,447,546	$1,430,704	$1,361,457

Ratios to average net assets:[4]
Net investment income (loss)	(0.24)%	0.37%	(0.10)%	(0.22)%	(0.16)%	(0.39)%
Total expenses	2.25%[5]	1.88%[5]	1.84%[5]	1.89%	1.93%	1.98%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.09%	1.88%	1.84%	1.89%	1.93%	1.97%

Portfolio turnover rate	4%	10%	15%	23%	29%	22%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2009	2.25%
Year Ended September 30, 2008	1.88%
Year Ended September 30, 2007	1.84%
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2009				Year Ended September 30,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$51.57	$76.93	$68.23	$62.72	$50.00	$42.19

Income (loss) from investment operations:
Net investment income (loss)	(.03)[1]	.30 [1]	(.03)[1]	(.10)[1]	(.06)[1]	(.04)
Net realized and unrealized gain (loss)	(15.09)	(20.92)	12.99	7.63	12.78	7.91

Total from investment operations	(15.12)	(20.62)	12.96	7.53	12.72	7.87

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.45)	(.13)	(.05)	—	—	(.06)
Distributions from net realized gain	(3.09)	(4.61)	(4.21)	(2.02)	—	—

Total dividends and/or distributions to shareholders	(3.54)	(4.74)	(4.26)	(2.02)	—	(.06)

Net asset value, end of period	$32.91	$51.57	$76.93	$68.23	$62.72	$50.00

Total Return, at Net Asset Value[2]	(29.18)%	(28.44)%	19.69%	12.29%	25.44%	18.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$541,082	$928,311	$1,549,182	$1,352,705	$1,135,134	$846,382

Average net assets (in thousands)	$617,553	$1,273,124	$1,481,391	$1,264,053	$998,745	$778,637

Ratios to average net assets:[3]
Net investment income (loss)	(0.19)%	0.47%	(0.04)%	(0.15)%	(0.10)%	(0.29)%
Total expenses	2.05%[4]	1.83%[4]	1.80%[4]	1.84%	1.88%	1.91%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.04%	1.83%	1.80%[4]	1.84%	1.87%	1.91%

Portfolio turnover rate	4%	10%	15%	23%	29%	22%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2009	2.05%
Year Ended September 30, 2008	1.83%
Year Ended September 30, 2007	1.80%
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER GLOBAL FUND

	Six Months
	Ended
	March 31, 2009				Year Ended September 30,
Class N	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$54.39	$80.81	$71.45	$65.53	$52.21	$44.04

Income (loss) from investment operations:
Net investment income	.06 [1]	.55 [1]	.24 [1]	.16 [1]	.16 [1]	.09
Net realized and unrealized gain (loss)	(15.93)	(22.02)	13.60	7.96	13.33	8.32

Total from investment operations	(15.87)	(21.47)	13.84	8.12	13.49	8.41

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.67)	(.34)	(.27)	(.18)	(.17)	(.24)
Distributions from net realized gain	(3.09)	(4.61)	(4.21)	(2.02)	—	—

Total dividends and/or distributions to shareholders	(3.76)	(4.95)	(4.48)	(2.20)	(.17)	(.24)

Net asset value, end of period	$34.76	$54.39	$80.81	$71.45	$65.53	$52.21

Total Return, at Net Asset Value[2]	(29.02)%	(28.18)%	20.10%	12.69%	25.88%	19.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$159,367	$269,219	$466,691	$420,221	$324,647	$219,888

Average net assets (in thousands)	$183,240	$379,408	$461,018	$381,875	$272,659	$173,134

Ratios to average net assets:[3]
Net investment income	0.30%	0.82%	0.32%	0.24%	0.27%	0.14%
Total expenses	1.89%[4]	1.50%[4]	1.46%[4]	1.47%	1.51%	1.58%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.54%	1.49%	1.46%	1.47%	1.51%	1.53%

Portfolio turnover rate	4%	10%	15%	23%	29%	22%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2009	1.89%
Year Ended September 30, 2008	1.50%
Year Ended September 30, 2007	1.46%
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2009			Year Ended September 30,
Class Y	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$55.25	$82.04	$72.75	$66.65	$52.99	$44.57

Income (loss) from investment operations:
Net investment income	.20 [1]	1.13 [1]	.86 [1]	.72 [1]	.49 [1]	.28
Net realized and unrealized gain (loss)	(16.20)	(22.34)	13.79	8.06	13.64	8.55

Total from investment operations	(16.00)	(21.21)	14.65	8.78	14.13	8.83

Dividends and/or distributions to shareholders:
Dividends from net investment income	(1.22)	(.97)	(1.15)	(.66)	(.47)	(.41)
Distributions from net realized gain	(3.09)	(4.61)	(4.21)	(2.02)	—	—

Total dividends and/or distributions to shareholders	(4.31)	(5.58)	(5.36)	(2.68)	(.47)	(.41)

Net asset value, end of period	$34.94	$55.25	$82.04	$72.75	$66.65	$52.99

Total Return, at Net Asset Value[2]	(28.76)%	(27.61)%	21.00%	13.57%	26.76%	19.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$618,567	$788,833	$1,024,925	$602,225	$252,248	$403,736

Average net assets (in thousands)	$647,485	$975,493	$818,654	$434,064	$252,837	$350,225

Ratios to average net assets:[3]
Net investment income	1.08%	1.65%	1.11%	1.03%	0.82%	0.73%
Total expenses	0.85%[4,5]	0.70%[4,5,6]	0.68%[4,5,6]	0.72%[6]	0.81%[6]	0.91%[6,7]

Portfolio turnover rate	4%	10%	15%	23%	29%	22%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2009	0.85%
Year Ended September 30, 2008	0.70%
Year Ended September 30, 2007	0.68%
5.	Waiver or reimbursement of indirect management fees less than 0.005%.

6.	Reduction to custodian expenses less than 0.005%.

7.	Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Global Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. This fee was discontinued effective January 1, 2009.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These
F17 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
F18 | OPPENHEIMER GLOBAL FUND

     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the
F19 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
Use of Leverage. Derivatives typically have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended September 30, 2008, the Fund utilized $643,527 of capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2008, the Fund had available for federal income tax purposes post-October losses of $47,057 and post-October passive foreign investment company losses of $26,368,091.
     As of March 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $329,550,467 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during
F20 | OPPENHEIMER GLOBAL FUND

the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$9,093,056,019
Federal tax cost of other investments	2,437,420

Total federal tax cost	$9,095,493,439

Gross unrealized appreciation	$694,089,487
Gross unrealized depreciation	(2,788,343,539)

Net unrealized depreciation	$(2,094,254,052)

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended March 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$81,451
Payments Made to Retired Trustees	167,454
Accumulated Liability as of March 31, 2009	1,633,120
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s
F21 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F22 | OPPENHEIMER GLOBAL FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2009		Year Ended September 30, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	10,320,872	$393,156,553	21,205,622	$1,484,500,487
Dividends and/or distributions reinvested	16,117,394	549,925,913	11,267,508	836,837,755
Redeemed	(32,881,189)	(1,259,877,143)[1]	(45,534,879)	(3,074,756,290)[2]

Net decrease	(6,442,923)	$(316,794,677)	(13,061,749)	$(753,418,048)

Class B
Sold	616,135	$21,336,555	1,144,868	$73,577,094
Dividends and/or distributions reinvested	1,013,222	32,138,878	901,017	62,197,244
Redeemed	(2,901,814)	(104,451,481)[1]	(6,653,901)	(425,274,465)[2]

Net decrease	(1,272,457)	$(50,976,048)	(4,608,016)	$(289,500,127)

Class C
Sold	1,149,709	$40,533,870	2,046,891	$134,186,672
Dividends and/or distributions reinvested	1,587,582	51,199,580	1,159,016	81,386,059
Redeemed	(4,294,072)	(152,271,619)[1]	(5,345,064)	(335,647,166)[2]

Net decrease	(1,556,781)	$(60,538,169)	(2,139,157)	$(120,074,435)

Class N
Sold	692,749	$25,978,668	1,508,576	$103,693,320
Dividends and/or distributions reinvested	506,448	17,224,289	369,077	27,256,192
Redeemed	(1,564,625)	(58,129,048)[1]	(2,702,813)	(181,094,297)[2]

Net decrease	(365,428)	$(14,926,091)	(825,160)	$(50,144,785)

Class Y
Sold	4,896,407	$203,182,050	4,819,439	$334,138,760
Dividends and/or distributions reinvested	2,098,445	71,598,932	963,847	71,835,513
Redeemed	(3,569,397)	(134,295,336)[1]	(3,999,059)	(264,085,498)[2]

Net increase	3,425,455	$140,485,646	1,784,227	$141,888,775

1.	Net of redemption fees of $56,907, $3,539, $6,002, $1,781 and $6,293 for Class A, Class B, Class C, Class N and Class Y, respectively.

2.	Net of redemption fees of $132,114, $9,775, $14,533, $4,331 and $11,136 for Class A, Class B, Class C, Class N and Class Y, respectively.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money Market Fund and OFI Liquid Assets Fund, LLC, for the six months ended March 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$326,137,763	$1,423,452,912
F23 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $250 million	0.80%
Next $250 million	0.77
Next $500 million	0.75
Next $1 billion	0.69
Next $1.5 billion	0.67
Next $2.5 billion	0.65
Next $2.5 billion	0.63
Next $2.5 billion	0.60
Next $4 billion	0.58
Next $8 billion	0.56
Over $23 billion	0.54
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2009, the Fund paid $11,814,923 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its
F24 | OPPENHEIMER GLOBAL FUND

independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2009 for Class C and Class N shares were $17,936,714 and $4,593,981, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

March 31, 2009	$447,207	$10,438	$483,124	$25,686	$1,454
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended March 31, 2009, OFS waived $530,976, $285,684, $33,082 and $317,996 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended March 31, 2009, the Manager waived $6,334 for IMMF management fees.
5. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
F25 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Illiquid or Restricted Securities
As of March 31, 2009, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of March 31, 2009, the Fund had on loan securities valued at $76,307,889. Collateral of $79,862,826 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.
8. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F26 | OPPENHEIMER GLOBAL FUND

9. Pending Litigation.
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain of the funds in the Oppenheimer family of funds (the “Defendant Funds”) advised by the Manager and distributed by the Distributor. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs are seeking class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Additionally, a complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those lawsuits, in 2008 and 2009, allege a variety of claims including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief, and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the individual Trustees named in those suits. The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can be made with any degree of certainty as to the amount or range of any potential loss. The Manager also believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.
F27 | OPPENHEIMER GLOBAL FUND

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F28 | OPPENHEIMER GLOBAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
17 | OPPENHEIMER GLOBAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Global Fund

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date:	05/14/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date:	05/14/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date:	05/14/2009